N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
FutureFund Series Account
Prospectus:
Portfolio Company Objective [Text Block]	TYPE/INVESTMENT OBJECTIVE
Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company’s Current Expenses reflect a temporary fee reduction.
FutureFund Series Account | FranklinSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(33.71%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.22%
FutureFund Series Account | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through growth of capital and current income
Portfolio Company Name [Text Block]	Invesco Comstock Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.67%
FutureFund Series Account | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Invesco Value Opportunities
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%